ACCUMULATED LOSSES (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Retained earnings [abstract]
Balance at start of year	$ (73,882,050)	$ (52,196,828)	$ (34,752,074)
Net loss for the year	(35,348,675)	(21,843,646)	(17,444,754)
Adjustment for expiry of employee rights	0	158,424	0
Balance at June 30	$ (109,230,725)	$ (73,882,050)	$ (52,196,828)